Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB ANNUITY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	sap_SupplementTextBlock

SCHWAB ANNUITY PORTFOLIOS

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

(collectively, the “Portfolios”)

Supplement dated May 8, 2014 to the Portfolios’ Statutory Prospectus dated April 30, 2014 and the Portfolios’ Statement of Additional Information dated April 30, 2014

This supplement provides new and additional information beyond that contained in the above-referenced Statutory Prospectus and Statement of Additional Information

and should be read in conjunction with each document, as applicable.

I. Statutory Prospectus

The “Foreign Investment Risk” under the “Principal risks” section beginning on pages 2, 8, and 14 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent an underlying fund’s investment in a single country or a limited number of countries represent a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

The “Foreign Investment Risk” under the “Principal investment risks” section beginning on page 20 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of trade sanctions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. In addition, the underlying fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. These restrictions may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy.

Schwab VIT Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sap_SupplementTextBlock

SCHWAB ANNUITY PORTFOLIOS

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

(collectively, the “Portfolios”)

Supplement dated May 8, 2014 to the Portfolios’ Statutory Prospectus dated April 30, 2014 and the Portfolios’ Statement of Additional Information dated April 30, 2014

This supplement provides new and additional information beyond that contained in the above-referenced Statutory Prospectus and Statement of Additional Information

and should be read in conjunction with each document, as applicable.

I. Statutory Prospectus

The “Foreign Investment Risk” under the “Principal risks” section beginning on pages 2, 8, and 14 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent an underlying fund’s investment in a single country or a limited number of countries represent a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

The “Foreign Investment Risk” under the “Principal investment risks” section beginning on page 20 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of trade sanctions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. In addition, the underlying fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. These restrictions may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy.

Schwab VIT Balanced with Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sap_SupplementTextBlock

SCHWAB ANNUITY PORTFOLIOS

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

(collectively, the “Portfolios”)

Supplement dated May 8, 2014 to the Portfolios’ Statutory Prospectus dated April 30, 2014 and the Portfolios’ Statement of Additional Information dated April 30, 2014

This supplement provides new and additional information beyond that contained in the above-referenced Statutory Prospectus and Statement of Additional Information

and should be read in conjunction with each document, as applicable.

I. Statutory Prospectus

The “Foreign Investment Risk” under the “Principal risks” section beginning on pages 2, 8, and 14 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent an underlying fund’s investment in a single country or a limited number of countries represent a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

The “Foreign Investment Risk” under the “Principal investment risks” section beginning on page 20 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of trade sanctions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. In addition, the underlying fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. These restrictions may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy.

Schwab VIT Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sap_SupplementTextBlock

SCHWAB ANNUITY PORTFOLIOS

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

(collectively, the “Portfolios”)

Supplement dated May 8, 2014 to the Portfolios’ Statutory Prospectus dated April 30, 2014 and the Portfolios’ Statement of Additional Information dated April 30, 2014

This supplement provides new and additional information beyond that contained in the above-referenced Statutory Prospectus and Statement of Additional Information

and should be read in conjunction with each document, as applicable.

I. Statutory Prospectus

The “Foreign Investment Risk” under the “Principal risks” section beginning on pages 2, 8, and 14 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. To the extent an underlying fund’s investment in a single country or a limited number of countries represent a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

The “Foreign Investment Risk” under the “Principal investment risks” section beginning on page 20 of the Statutory Prospectus is deleted and replaced in its entirety with the following:

Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of trade sanctions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. In addition, the underlying fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. These restrictions may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy.